Insurance Payables	12 Months Ended
Dec. 31, 2022
Disclosure Of Insurance Contracts Text Block Abstract
INSURANCE PAYABLES
15.	INSURANCE PAYABLES

	2022	2021
	USD ’000	USD ’000
Payables due to insurance companies and intermediaries	8,746	5,004
Reinsurers – amounts due in respect of ceded premium	78,066	84,515
	86,812	89,519